SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments - Other than Investments in Related Parties
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2016

Type of Investment	Cost(A)	Fair Value	Carrying Value
	(In Millions)
Fixed Maturities:
U.S. government, agencies and authorities	$10,739	$10,336	$10,336
State, municipalities and political subdivisions	432	493	493
Foreign governments	365	378	378
Public utilities	3,437	3,617	3,617
All other corporate bonds	16,663	17,224	17,224
Redeemable preferred stocks	487	522	522
Total fixed maturities	32,123	32,570	32,570
Equity securities:
Common stocks:
Industrial, miscellaneous and all other(B)	113	113	113
Mortgage loans on real estate	9,765	9,608	9,757
Policy loans	3,361	4,257	3,361
Other limited partnership interests and equity investments(B)	1,295	1,295	1,295
Trading securities	9,177	9,134	9,134
Other invested assets	2,186	2,186	2,186
Total Investments	$58,020	$59,163	$58,416

(A)
Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(B)	Included in Other Equity Investments.